UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina         May 11, 2006
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                     ----------------

Form 13F Information Table Entry Total:                       45
                                                     ----------------

Form 13F Information Table Value Total:              $   389,217
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table

    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                               Investment
 Name of Issuer  Title of     CUSIP       Market               Sh/   Put/     Discretion        Other         Voting Authority
                  Class                   Value    Shares      Prn   Call  Sole Shared Other    Managers  Sole      Shared     None
----------------------------------------------------------------------------------------------------------------------------------
                                                                           (A)    (B)   (C)                (A)        (B)      (C)

ABGENIX INC       COMMON        00339B107   21,488    955,000    SH         X                    N/A       955,000

ALBERTSONS
INC               COMMON        013104104   18,354    715,000    SH         X                    N/A       715,000

AMERICREDIT
CORP              COMMON        03060R101    5,224    170,000    SH         X                    N/A       170,000

ANTEON INTL
CORP              COMMON        03674E108   24,825    455,000    SH         X                    N/A       455,000

ARDEN REALTY
INC               COMMON        039793104   17,149    380,000    SH         X                    N/A       380,000

ALTIRIS INC       COMMON        02148M100    1,651     75,000    SH         X                    N/A        75,000

BANK OF
AMERICA CORP      COMMON        060505104    5,693    125,000    SH         X                    N/A       125,000

BRINK'S
COMPANY           COMMON        109696104    3,553     70,000    SH         X                    N/A        70,000

BANK OF NEW
YORK CO INC       COMMON        064057102    1,802     50,000    SH         X                    N/A        50,000

BURLINGTON
RESOURCES INC     COMMON        122014103   24,642    267,700    SH         X                    N/A       267,700

BOSTON
SCIENTIFIC
CORP              COMMON        101137107    8,068    350,000    SH         X                    N/A       350,000

CITIGROUP INC     COMMON        172967101    5,904    125,000    SH         X                    N/A       125,000

COLONIAL
PROPERTIES
TRUST             COMMON        195872106    2,507     50,000    SH         X                    N/A        50,000

CONSOL ENERGY
INC               COMMON        20854P109    3,708     50,000    SH         X                    N/A        50,000

CAPITAL ONE
FINANCIAL CORP    COMMON        14040H105    5,636     70,000    SH         X                    N/A        70,000

CARRAMERICA
REALTY CORP       COMMON        144418100    8,922    200,000    SH         X                    N/A       200,000

DURATEK INC       COMMON        26658Q102    1,205     55,000    SH         X                    N/A        55,000

EDUCATION
MANAGEMENT
CORP              COMMON        28139T101    7,072    170,000    SH         X                    N/A       170,000

E TRADE
GROUP INC         COMMON        269246104    4,991    185,000    SH         X                    N/A       185,000

EAGLE
MATERIALS INC     CL B          26969P207   12,146    190,400    SH         X                    N/A       190,400

FAIRMONT
HOTELS &
RESORTS           COMMON        305204109    8,493    190,000    SH         X                    N/A       190,000




    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                               Investment
 Name of Issuer  Title of     CUSIP       Market               Sh/   Put/     Discretion        Other         Voting Authority
                  Class                   Value    Shares      Prn   Call  Sole Shared Other    Managers  Sole      Shared    None
----------------------------------------------------------------------------------------------------------------------------------
                                                                           (A)    (B)   (C)                (A)        (B)      (C)

FLORIDA ROCK
INDUSTRIES IN     COMMON        341140101    5,622    100,000    SH         X                    N/A       100,000

GUIDANT CORP      COMMON        401698105   23,137    296,400    SH         X                    N/A       296,400

GOLDMAN SACHS
GROUP INC         COMMON        38141G104    6,278     40,000    SH         X                    N/A        40,000

GTECH HOLDINGS
CORP              COMMON        400518106    3,405    100,000    SH         X                    N/A       100,000

HONEYWELL
INTL INC          COMMON        438516106    2,139     50,000    SH         X                    N/A        50,000

INDEPENDENCE
COMMUNITY BAN     COMMON        453414104   11,054    265,200    SH         X                    N/A       265,200

IPAYMENT INC      COMMON        46262E105   18,640    435,000    SH         X                    N/A       435,000

MERRILL LYNCH
& CO INC          COMMON        590188108    9,845    125,000    SH         X                    N/A       125,000

MORGAN STANLEY    COMMON        617446448    6,282    100,000    SH         X                    N/A       100,000

NEW CENTURY
FINANCIAL         COMMON        6435EV108    4,142     90,000    SH         X                    N/A        90,000

NORTHWESTERN
CORP NEW          COMMON        668074305    5,450    175,000    SH         X                    N/A       175,000

PHELPS
DODGE CORP        COMMON        717265102    4,832     60,000    SH         X                    N/A        60,000

RENAL CARE
GROUP INC         COMMON        759930100   24,960    520,000    SH         X                    N/A       520,000

SHURGARD
STORAGE
CENTERS C         COMMON        82567D104    9,328    140,000    SH         X                    N/A       140,000

TIVO INC          COMMON        888706108      434     60,000    SH         X                    N/A        60,000

***TOMMY
HILFIGER
CORP-ORD          COMMON        G8915Z102    5,929    360,000    SH         X                    N/A       360,000

TITAN
INTERNATIONAL
INC-IL            COMMON        88830M102    5,178    300,000    SH         X                    N/A       300,000

UICI              COMMON        902737105   17,200    465,000    SH         X                    N/A       465,000

USG CORP
NEW $0.10 PAR     COMMON        903293405    7,597     80,000    SH         X                    N/A        80,000

UNIVISION COM-
MUNICATIONS I     COMMON        914906102    6,894    200,000    SH         X                    N/A       200,000

VORNADO
REALTY TRUST      COMMON        929042109    2,400     25,000    SH         X                    N/A        25,000

WHIRLPOOL CORP    COMMON        963320106    1,829     20,000    SH         X                    N/A        20,000

WORLD AIR
HLDG INC          COMMON        98142V104    1,473    150,000    SH         X                    N/A       150,000

UNITED STATES
STL CORP NEW      COMMON        912909108   12,136    200,000    SH         X                    N/A       200,000

